Accounts Payable and Accrued Expenses	11 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following table summarizes other accrued expenses:

December 31, 2023
Accounting and Consulting	$35,000
Legal Fees	34,505
Transaction costs(1)	1,016,707
$1,086,212

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(1)      Accounts payable and accrued expenses assumed in business combination